DERIVATIVE ASSETS AND LIABILITIES (Details Textual) $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 19, 2018 CAD ($)	Jan. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($) Decimalitem	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 19, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of Derivative Liabilities [Line Items]
Notional amount			$ 33,500		$ 25,000
Average foreign exchange rate | Decimalitem			1.34
Non-current derivative financial assets			$ 1,670	$ 963	1,226		$ 766
Gains (losses) on change in fair value of derivatives			(247)	3,178
Foreign Currency Forward Strip Contracts [Member]
Disclosure of Derivative Liabilities [Line Items]
Notional amount	$ 25,000					$ 33,500
Average foreign exchange rate | Pure	1.34
Embedded Derivative [Member]
Disclosure of Derivative Liabilities [Line Items]
Gains (losses) on change in fair value of derivatives			$ 406	$ 971
Forward contract [member]
Disclosure of Derivative Liabilities [Line Items]
Notional amount					$ 20,093
April to October [Member] | Subsequent Events [Member]
Disclosure of Derivative Liabilities [Line Items]
Notional amount		$ 15,000
Average foreign exchange rate | Pure		1.3395